Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 17, 2019 [1]	Sep. 30, 2015	Sep. 30, 2020	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2017	Sep. 30, 2022	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Clifford Capital Partners Fund (Investor Class)
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 12,990		$ 14,588		$ 16,527		$ 16,184		$ 15,722		$ 22,370	$ 19,384	$ 20,676	$ 25,090	$ 28,875
Clifford Capital Partners Fund (Institutional Class)
Account Value [Line Items]
Accumulated Value		100,000		130,116		146,541		166,220		163,115		192,824		226,423	196,464	210,552	256,153	295,167
Clifford Capital Partners Fund (Super Institutional Class)
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 972,589		$ 1,388,289		$ 1,204,665		$ 1,292,506		$ 1,573,428		$ 1,815,779
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	1,000,000	10,000	1,145,100	11,496	1,510,158	13,647	1,243,917	16,046	1,498,422	16,515	2,025,717	18,992	2,378,395	25,046	20,631	24,852	33,597	39,446
Russell 3000® Value Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	10,000	$ 947,500	11,638	$ 1,294,664	13,445	$ 1,142,023	14,717	$ 1,302,477	15,173	$ 1,662,612	14,313	$ 1,817,900	19,557	17,252	19,675	25,115	27,462
Russell 3000® Index [Member]
Account Value [Line Items]
Accumulated Value		100,000		114,960		136,469		160,460		165,146		189,918		250,363	206,307	248,517	335,970	394,462
Russell 3000® Value Index [Member]
Account Value [Line Items]
Accumulated Value		$ 100,000		$ 116,380		$ 134,454		$ 147,173		$ 151,736		$ 143,132		$ 195,576	$ 172,517	$ 196,756	$ 251,159	$ 274,617

[1]	Inception